7. DERIVATIVE LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
7. DERIVATIVE LIABILITIES

As described in Notes 5 and 6 above, the Company issued convertible notes that contain conversion features and reset provision. The accounting treatment of derivative financial instruments requires that the Company record fair value of the derivatives as of the inception date and to fair value as of each subsequent reporting date. Refer to Notes 5 and 6 for assumptions used to determine fair values.

During 2011 and 2012, the Company issued an aggregate of $110,000 and $651,000 Convertible Promissory Notes that mature from April 30, 2012 to December 31, 2014, respectively. The Notes bear various interest rates and can be convertible into the Company’s common shares, at the holder’s option, at the conversion rates of 30% to 69% discount to the market price of the lowest three trading prices of the Company’s common shares during the ten-day period ending one trading day prior to the date of the conversion.

The Company has identified the embedded derivatives related to the convertible notes. These embedded derivatives included certain conversion features and reset provision. The accounting treatment of derivative financial instruments requires that the Company record fair value of the derivatives as of the inception date of notes and to fair value as of each subsequent reporting date.

At the inception of the notes in 2012 and 2011, the Company determined the aggregate fair value of $798,826 and $237,787 of embedded derivatives, respectively. The fair value of the embedded derivatives was determined using the Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%; (2) expected volatility of 196.08% to 221.52%, (3) weighted average risk-free interest rate of 0.05 to 0.20%, (4) expected life of 0.67 to 2.00 year, and (5) estimated fair value of the Company’s common stock of $0.0165 to $0.20 per share.

The determined fair value of the debt derivatives at the inception date in 2012 and 2011 of $798,826 of $237,787 was charged as a debt discount up to the net proceeds of the note with the remainder $(172,116) and $(127,787) charged to the operations during 2012 and 2011 as non-cash interest expense, respectively.

At December 31, 2011, the Company marked to market the fair value of the debt derivatives and determined a fair value of $237,395. The Company recorded a gain from change in fair value of debt derivatives of $89,241. The fair value of the embedded derivatives was determined using Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 185.84%, (3) weighted average risk-free interest rate of 0.02 to 0.06%, (4) expected life of 0.33 to 0.51 year, and (5) estimated fair value of the Company’s common stock of $0.18 per share.

As of March 9, 2012, the Company paid all outstanding 2011 Notes. At the dates of note payoffs, the Company marked to market the fair value of the debt derivatives and determined a fair value of $209,487. The Company recorded a gain from change in fair value of debt derivatives of $27,908. The fair value of the embedded derivatives of $209,487 were transferred to equity at the date of note(s) liquidation.

The fair value of the embedded derivatives at March 9, 2012 was determined using Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 192.54 to 192.77%, (3) weighted average risk-free interest rate of 0.08 to 0.06%, (4) expected life of 0.23 to 0.32 year, and (5) estimated fair value of the Company’s common stock of $0.181 to $0.313 per share.

At December 31, 2012, the Company marked to market the fair value of the debt derivatives and determined a fair value of $529,785. The Company recorded a gain from change in fair value of debt derivatives of $174,719 for the years ended December 31, 2012. The fair value of the embedded derivatives was determined using Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 200.41%, (3) weighted average risk-free interest rate of 0.11% to 0.25%, (4) expected life of 0.10 to 2.0 years, and (5) estimated fair value of the Company’s common stock of $0.0167 per share.